Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Dec. 31, 2015	Dec. 31, 2025	Dec. 31, 2016	Dec. 31, 2017	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2025
C000000793 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class I
Accumulated Value	$ 10,000		$ 11,317	$ 12,133	$ 11,671	$ 13,409	$ 14,060	$ 14,729	$ 13,034	$ 14,640	$ 15,840	$ 17,136
C000000792 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		with Maximum Deferred Sales Charge - 1.00%
Accumulated Value	10,000		11,187	11,894	11,327	12,864	13,377	13,852	12,132	13,519	14,455	15,512
C000000790 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		with Maximum Sales Charge - 4.50%
Accumulated Value	9,557		10,771	11,537	11,071	12,667	13,271	13,845	12,217	13,715	14,775	15,973
ICE BofA U S High Yield Constrained Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		ICE BofA U.S. High Yield Constrained Index
Accumulated Value	10,000		11,749	12,628	12,341	14,120	14,977	15,778	14,009	15,896	17,200	18,664
Bloomberg U S Universal Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Universal Index (broad-based index)
Accumulated Value	$ 10,000		$ 10,391	$ 10,816	$ 10,789	$ 11,791	$ 12,685	$ 12,545	$ 10,916	$ 11,589	$ 11,826	$ 12,721